UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-23C-1

                       STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

  (See rules and instructions on the back of this form. If acknowledgement is desired, file this form with the Commission in triplicate.)

                 REPORT FOR CALENDAR MONTH ENDING FEBRUARY 2000

                         Excelsior Income Shares, Inc.
               (Name of registered closed-end investment company)


                                                 Approximate Asset
                                                 Value or Approximate   Name of
Date of                      Number of   Price   Asset Coverage Per     Seller or
Each         Identification    Shares     Per    Share at the Time      of Seller's
Transaction   of Security    Purchased   Share   of Purchase            Broker
2/29/00         Common         1,000    13.945       17.71             Execution Services, Inc.


REMARKS:                                     Excelsior Income Shares, Inc.
                                                 (Name of Registrant)

                                             By: /s/ Robert R. Johnson
                                                          (Name)

Date of Statement: March 27, 2000        Assistant Secretary-Assistant Treasurer
                                                         (Title)